15 Financial instruments (Details 3) - ARS ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Trade receivables		$ 14,151	$ 16,961
Group 1 [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	[1]	10,437	14,376
Group 2 [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	[2]	864	721
Group 3 [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	[3]	$ 2,850	$ 1,864

[1]	Relates to customers with debt to become due.
[2]	Relates to customers with past due debt from 0 to 3 months.
[3]	Relates to customers with past due debt from 3 to 12 months.